UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number               811-21259

    GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                         New York, NY 10105

(Address of principal executive offices) (Zip code)

Merryl Hoffman, Esq.

General Motors Investment Management Corporation

1345 Avenue of the Americas, 20th Floor

                         New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-418-6134

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

Semi-Annual Report to Members for the

Six Months Ended September 30, 2013 (Unaudited)

  GMAM Absolute Return Strategy Fund I

  (A Series of GMAM Absolute Return Strategies Fund, LLC)

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 96.54%

Credit - 21.19%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$3,583,880	364	0.05%	$2,051,358	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	3,491,874	*	0.05%	2,335,229	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	42,333,467	*	1.59%	71,145,059	Dec-14	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	6,378,269	*	0.30%	13,608,571	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	60,265,341	53,577	1.86%	82,918,079	N/A	Semi-Annually
Cerberus International Ltd., Class A	Dec-01	19,376,583	50	0.88%	39,439,685	(2)	(2)
Cerberus International SPV, Ltd., Class I	Jun-10	9,586,458	13,252	0.42%	18,631,027	(2)	(2)
Greywolf Capital Overseas Fund, Class S **	Dec-05	7,466,500	7,386	0.03%	1,228,662	(2)	(2)
King Street Capital, L.P.	Jun-02	60,077,670	*	2.93%	131,154,070	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	13,050,254	*	0.41%	18,508,728	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	79,013,335	74,790	2.41%	107,934,209	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD
Series 3	Nov-12	50,000,000	35,566	1.22%	54,687,510	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD
Series 23	Feb-13	30,000,000	20,302	0.70%	31,204,861	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD
Series 25	Apr-13	15,000,000	9,764	0.34%	15,013,922	N/A	Quarterly
PIMCO Global Credit Opportunity Offshore Fund Ltd., Class B USD
Series 29	Aug-13	25,000,000	16,293	0.56%	25,051,096	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	18,258,680	164,777	0.59%	26,406,202	N/A	Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	1,629,850	250	0.10%	4,371,510	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	67,051,696	6,562	2.62%	116,978,853	N/A	Annually
Stone Lion Fund L.P., Class K Interests	Jan-13	52,230,952	*	1.33%	59,426,805	N/A	Quarterly
Stone Lion Fund Ltd., Class K Series 1	Jan-11	74,556,143	74,262	2.14%	95,744,648	N/A	Quarterly
Styx International Fund, Ltd., Class A, Series 1	Apr-02	21,868,060	7,687	0.66%	29,633,766	(2)	(2)
					947,473,850
Event Driven - 8.75%
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13A	Aug-04	11,087,684	10,845	0.47%	21,167,483	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13B	Sep-10	11,000,000	11,000	0.27%	12,286,340	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A-3 Series 1 13C	Nov-10	8,000,000	8,000	0.20%	8,754,880	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A3 Series 3 13B	Nov-06	403,772	456	0.01%	486,776	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3	Jul-07	27,059,719	31,737	1.02%	45,434,066	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3 13A	Nov-06	1,786,611	2,043	0.05%	2,224,791	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 4	Jul-07	7,949,900	9,324	0.30%	13,348,116	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 5	Jul-07	22,947,630	26,914	0.86%	38,529,747	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class N Series 1 13L	Nov-10	17,479,699	16,293	0.42%	19,006,342	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	7,567,747	7,715	0.08%	3,495,455	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	7,809,890	8,128	0.17%	7,587,484	(2)	(2)
Senator Global Opportunity Offshore Fund Ltd Class H1 Series 1	Jul-12	113,996,270	84,130	3.75%	167,559,087	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	10,618,529	*	0.29%	13,115,412	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	0.86%	38,329,963	Jan-14	(3)
					391,325,942
Long/Short Equity - 30.74%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.55%	158,664,873	N/A	Monthly
Artis Partners 2X Ltd., Class K Series 2-119	Oct-12	3,172,707	18,960	0.01%	507,778	(2)	(2)
Artis Partners Ltd., Class K Series 2-11	Jan-12	562,119	5,621	0.00%	129,782	(2)	(2)
Artis Partners Ltd., Class K Series 2-29	Mar-12	147,618	1,476	0.00%	40,058	(2)	(2)
Artis Partners Ltd., Class K Series 2-37	Jun-12	149,465	511	0.00%	13,402	(2)	(2)
Artis Partners Ltd., Class K Series 2-40	Jul-12	405,617	1,371	0.00%	36,416	(2)	(2)
Artis Partners Ltd., Class K Series 2-46	Aug-12	146,668	422	0.00%	13,184	(2)	(2)
Artis Partners Ltd., Class K Series 2-49	Sep-12	27,507	79	0.00%	2,476	(2)	(2)
Artis Partners Ltd., Class K Series 2-51	Oct-12	683,187	2,398	0.00%	61,566	(2)	(2)
Black Bear Offshore Liquidating Fund SPC September 30, 2009	Oct-09	650,001	650	0.05%	2,052,437	(2)	(2)
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	126,459	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	148,262	(2)	(2)
HealthCor Offshore Ltd., Class A Series D2	Jul-07	51,484,234	35,215	1.68%	75,074,109	N/A	Monthly
HealthCor Offshore Ltd., Class A Series D3	Oct-10	25,000,000	25,000	0.64%	28,629,976	N/A	Monthly
HealthCor Offshore Ltd., Class A Series D12	Mar-10	13,096,515	13,097	0.34%	15,183,327	N/A	Monthly
Lansdowne Developed Markets Fund Limited, USD Shares	Feb-07	73,054,734	257,269	2.80%	125,287,589	N/A	Monthly
Meditor European Hedge Fund (B) Limited - Unrestricted	Dec-09	85,622,318	154,679	2.05%	91,797,469	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	133,012,437	64,310	3.97%	177,270,051	N/A	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	85,285,626	61,636	2.72%	121,693,158	N/A	Semi-Annually
Scout Capital Fund, Ltd., Class A-Series 1	Dec-01	56,394,230	332,717	2.87%	128,527,705	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-D Series 2013-01	Jan-13	20,000,000	20,000	0.53%	23,673,861	N/A	Quarterly
Suvretta Offshore Fund, Ltd., Class 1-E Series 2013-03	Mar-13	30,000,000	30,000	0.77%	34,177,810	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class J Series 52	Dec-07	124,386,905	108,445	2.95%	131,976,569	N/A	Quarterly

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 96.54% (continued)

TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	$5,080,158	5,202	0.14%	$6,169,038	(2)	(2)
Viking Global Equities III Ltd., Class H Series 1E	Feb-09	138,072,975	88,115	4.71%	210,448,392	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	17,000,807	9,969	0.57%	25,562,301	N/A	Monthly
Zaxis Offshore Limited, Class C Series 91 - Non Restricted	Oct-11	15,000,000	15,000	0.39%	17,380,870	N/A	Monthly

					1,374,648,918

Multi-Strategy - 6.95%
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series INIT - Non Restricted	Mar-11	94,281,876	94,421	2.46%	110,007,805	N/A	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	105,181,688	72,746	3.66%	163,562,505	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	1,923,193	2,715	0.09%	4,315,678	(2)	(2)
Shepherd Investments International, Ltd., Class B Holdback	Aug-12	12,805,871	*	0.29%	12,818,091	(2)	(2)(4)
Shepherd Investments International, Ltd., Class B Special Investment Holdback	Aug-12	412,828	*	0.01%	413,724	(2)	(2)(4)
Shepherd Investments International, Ltd., Class MQ Holdback	Aug-12	8,004,036	*	0.18%	8,011,720	(2)	(2)(4)
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	985,609	976	0.04%	1,677,559	(2)	(2)
Shepherd Investments International, Ltd., Class S **	Feb-06	11,375,980	12,828	0.18%	8,067,814	(2)	(2)
Shepherd Select Asset Ltd., Class A	Aug-12	1,806,980	1,609	0.04%	2,001,604	(2)	(2)

					310,876,500

Relative Value - 14.94%
Aristeia International Limited, Class A Voting USD, Series 05/13	May-13	10,000,000	8,310	0.24%	10,616,964	N/A	Quarterly
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	46,808,949	69,908	2.00%	89,375,980	N/A	Quarterly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G - Series 2	Feb-13	82,000,000	81,660	1.84%	82,213,934	N/A	Monthly
BlackRock Fixed Income GlobalAlpha Offshore Fund, Ltd., Class G - Series 4	May-13	14,973,773	14,974	0.33%	14,609,235	N/A	Monthly
Capstone Vol (Offshore) Limited, Class D Shares - 0913	Sep-13	75,000,000	75,000	1.68%	74,999,085	N/A	Monthly
PDT Partners Offshore Fund, Ltd., Class A NI Series 1 - January 2013	Jan-13	95,000,000	950,000	2.33%	104,418,600	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series SA)	Apr-12	91,431,143	*	1.95%	87,344,500	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	6,716,792	2,868	0.23%	10,341,115	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark 2	Nov-09	137,799,069	85,740	4.34%	193,855,919	N/A	Quarterly

					667,775,332

Trading - 13.97%
Brevan Howard Fund Limited - Class B US	Aug-09	143,548,300	757,883	3.86%	172,685,832	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	105,398,941	105,399	2.49%	111,245,396	N/A	Monthly
COMAC Global Macro Fund Limited - USD Class E Shares Non Voting	Dec-09	103,623,397	970,899	2.13%	95,244,345	N/A	Monthly
Edgestream Nias Fund Ltd., Class A Series 1B (April 2013)	Feb-09	38,049,406	40,078	0.90%	40,170,051	N/A	Monthly
Edgestream Sumatra Fund, L.P.	Jan-13	50,000,000	*	1.18%	52,963,152	N/A	Monthly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.63%	72,745,180	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2	Jan-10	42,870,002	43,360	1.55%	69,376,706	N/A	Monthly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2a - 2013	May-13	10,000,000	10,000	0.23%	10,301,829	N/A	Monthly

					624,732,491

Total Investments in Investment Funds # ^ - 96.54%		3,340,726,031			4,316,833,033

Investment in Time Deposit - 2.54%

JPMorgan Chase Nassau Time Deposit		113,553,959			113,553,959

Total Investments - 99.08%		$3,454,279,990			4,430,386,992

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.92%					41,317,261

MEMBERS’ CAPITAL - 100.00%					$4,471,704,253

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED) (continued)

  Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital
Credit	21.19%
Event Driven	8.75%
Long/Short Equity	30.74%
Multi-Strategy	6.95%
Relative Value	14.94%
Trading	13.97%

Total Investments in Investment Funds	96.54%

#	Non-income producing securities.
^	Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2013 was $3,340,726,031 and $4,316,833,033, respectively.
*	Security is a partnership that does not issue shares.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***	See Note 9 to the Notes to Financial Statements.
(1)	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after September 30, 2013 that redemption from a tranche or a portion there of, that is in a lock-up period, is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2)	These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of September 30, 2013 was $187,005,364, which includes $51,763,920 of side pocket investments.
(3)	Eligible for full redemption at Expiration Date of Lock-up Period.
(4)	The holdback represents the portion of the compulsory redemption initiated by the Investment Fund that has not been distributed. The realization of the investment will occur upon the dissolution of the Investment Fund.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

SEPTEMBER 30, 2013 (UNAUDITED)

ASSETS
Investments in Investment Funds, at fair value (cost $3,340,726,031)	$4,316,833,033
Investment in Time Deposit (cost $113,553,959)	113,553,959
Receivable from redemptions of investments in Investment Funds	49,989,013
Prepaid insurance	99,339
Other assets	124,709

Total assets	4,480,600,053

LIABILITIES
Management fee payable	8,326,373
Accounting and administration fees payable	207,771
Board of Managers’ fees payable	42,500
Other accrued expenses payable	319,156

Total liabilities	8,895,800

MEMBERS’ CAPITAL	$4,471,704,253

MEMBERS’ CAPITAL:
Represented by:
Capital	$2,742,923,766
Accumulated net unrealized appreciation on investments	976,107,002
Accumulated net realized gain from investments	1,107,522,085
Accumulated net investment loss	(354,848,600)

MEMBERS’ CAPITAL	$4,471,704,253

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

INVESTMENT INCOME
Interest	$21

Total investment income	21

EXPENSES
Management fee	16,571,357
Accounting and administration fees	415,016
Professional fees	202,610
Board of Managers’ fees	42,500
Other expenses	119,815

Total expenses	17,351,298

NET INVESTMENT LOSS	(17,351,277)

NET REALIZED GAIN (LOSS) AND NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS IN INVESTMENT FUNDS

Net realized gain (loss) from investments in Investment Funds	55,215,506
Net change in unrealized appreciation (depreciation) on investments in Investment Funds	110,966,526

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS	166,182,032

NET INCREASE IN MEMBERS’ CAPITAL DERIVED FROM OPERATIONS	$148,830,755

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

	For the Six Months Ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013

MEMBERS’ CAPITAL, BEGINNING OF PERIOD	$4,322,873,498	$6,358,168,317

Capital contributions	–	–

Capital withdrawals	–	(2,352,775,490)

Net investment loss	(17,351,277)	(37,976,322)

Net realized gain (loss) from investments in Investment Funds	55,215,506	563,804,802

Net change in unrealized appreciation (depreciation) on investments in Investment Funds	110,966,526	(208,347,809)

MEMBERS’ CAPITAL, END OF PERIOD	$4,471,704,253	$4,322,873,498

ACCUMULATED NET INVESTMENT LOSS	$(354,848,600)	$(337,497,323)

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ capital derived from operations	$148,830,755
Adjustments to reconcile net increase in Members’ capital derived from operations to net cash provided by operating activities:
Net realized (gain) loss from investments in Investment Funds	(55,215,506)
Net change in unrealized (appreciation) depreciation on investments in Investment Funds	(110,966,526)
Purchases of investments in Investment Funds	(188,140,757)
Proceeds from redemption of investments in Investment Funds	222,929,074
Net increase of investment in Time Deposit	(6,792,550)
Increase in receivable from redemptions of investments in Investment Funds	(10,860,072)
Increase in prepaid insurance	(73,263)
Decrease in interest receivable	241
Decrease in other assets	18,008
Increase in management fee payable	309,031
Increase in accounting and administration fees payable	2,921
Decrease in Board of Managers’ fees payable	(32,500)
Decrease in other accrued expenses payable	(8,856)

Net cash provided by operating activities	–

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions	–
Capital withdrawals	–

Net cash provided by financing activities	–

NET CHANGE IN CASH	–

CASH AT BEGINNING OF PERIOD	–

CASH AT END OF PERIOD	$–

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

FINANCIAL HIGHLIGHTS

The following represents the ratios to average Members’ capital and other supplemental information for the following periods:

	For the Six Months Ended September 30, 2013		Years Ended March 31,

	(Unaudited)		2013	2012	2011	2010	2009

Total return before management fee waived by Advisor (1)	3.44%		8.07%	0.36%	6.85%	19.62%	(13.04)%

Total return after management fee waived by Advisor (1)(2)	3.44%		8.07%	0.36%	7.01%	19.69%	(13.04)%

Members’ capital, end of period (000)	$4,471,704		$4,322,873	$6,358,168	$6,576,956	$5,054,381	$3,797,459

Portfolio turnover (3)	4%		14%	9%	32%	19%	15%

Ratios to average Members’ capital: (4)

Expenses before management fee waived by Advisor (5)	0.79%	*	0.77%	0.78%	0.96%	1.08%	1.07%

Expenses after management fee waived by Advisor (2)(5)	0.79%	*	0.77%	0.78%	0.80%	1.01%	1.07%

Net investment loss (6)	(0.79)%	*	(0.77)%	(0.78)%	(0.80)%	(1.00)%	(1.03)%

(1)

Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. Individual Member’s results may vary from these results based on the timing of capital transactions. Total return is not annualized for periods less than one year.

(2)

The Advisor’s management fee waiver was in effect January 1, 2010 through December 1, 2010. As such, the waiver was not in effect for the year ended March 31, 2009, or subsequent to December 1, 2010. See Note 5 to the Notes to Financial Statements for additional information on the management fee payable to the Advisor.

(3)

Portfolio Turnover is calculated based on the requirements stated in Form N-2 by taking the lesser of purchases or sales (redemptions) divided by the average market value of investments during the period. The resulting ratio would generally tend to be lower than the actual turnover when there is a significant difference between purchases and sales (redemptions).

(4)	Average Members’ capital is measured using the weighted average Members’ capital at each cash flow date.

(5)	Ratios do not reflect the Members’ proportionate share of the expenses in the Investment Funds.

(6)	Ratios do not reflect the Members’ proportionate share of the income and expenses of the Investment Funds.

*	Annualized.

See Accompanying Notes to Financial Statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

1.	ORGANIZATION

GMAM Absolute Return Strategies Fund, LLC (the “Company”) was organized as a Delaware limited liability company on June 13, 2001. In November 2002, the Company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (individually a “Fund” and/or collectively the “Funds”). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund (“Members”). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company (“Fund I”), which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the “Advisor”). The Advisor is an indirect subsidiary of General Motors Company (“GM”), a company that effective July 10, 2009 acquired certain operations from General Motors Corporation (“Old GM”) following Old GM’s bankruptcy. Prior to July 10, 2009, the Advisor was an indirect subsidiary of Old GM. The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) with the Company.

Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities (“Managers”) that serve as the Board of Managers of the Company (“Board of Managers”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Use of Estimates - Fund I’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, if any, and the reported amounts of increases and decreases in Members’ capital from operations during the reported period. Actual results could differ from those estimates.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds - Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, Fund I values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the Portfolio Managers or the Investment Funds. The Advisor generally conducts annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of September 30, 2013, there were no investments that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs
•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.

Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.

Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total Fair Value as of September 30, 2013
Investments in Investment Funds
Credit	$—	$233,891,598	$713,582,252	$947,473,850
Event Driven	—	42,695,479	348,630,463	391,325,942
Long/Short Equity	—	623,677,656	750,971,262	1,374,648,918
Multi-Strategy	—	163,562,505	147,313,995	310,876,500
Relative Value	—	463,363,788	204,411,544	667,775,332
Trading	—	452,046,659	172,685,832	624,732,491

Total Investments in Investment Funds	—	1,979,237,685	2,337,595,348	4,316,833,033

Investment in Time Deposit	—	113,553,959	—	113,553,959

Total Investments	$—	$2,092,791,644	$2,337,595,348	$4,430,386,992

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2013	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of September 30, 2013
Credit	$786,652,969	$–	$–	$43,012,411	$4,249,076	$80,710	$(120,412,914)	$713,582,252
Event Driven	337,469,644	–	–	150,534	17,205,581	–	(6,195,296)	348,630,463
Long/Short Equity	717,452,808	–	–	(3,104,289)	37,684,318	–	(1,061,575)	750,971,262
Multi-Strategy	186,822,795	–	–	3,646,837	8,179,422	6,691	(51,341,750)	147,313,995
Relative Value	181,355,020	–	–	–	13,056,524	10,000,000	–	204,411,544
Trading	177,442,908	–	–	–	(4,757,076)	–	–	172,685,832
Total	$2,387,196,144	$–	$–	$43,705,493	$75,617,845	$10,087,401	$(179,011,535)	$2,337,595,348

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of September 30, 2013 is $117,027,756 and is reflected in net change in unrealized appreciation (depreciation) on investments in Investment Funds on the Statement of Operations.

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between levels during the six month period presented. Typical reasons for changes in leveling include an underlying Investment Fund instituting or removing a gate and/or changes in the proportion of Fund I’s investment relative to the underlying Investment Fund’s total assets under management, which may affect liquidity and result in a change in the respective fair value hierarchy level. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria. No transfers were made between Level 1 and Level 2 during the six months ended September 30, 2013.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of September 30, 2013, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering and governing documents. Unless otherwise noted below, Fund I had no unfunded capital commitments as of September 30, 2013.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has an unfunded capital commitment of $2.8 million as of September 30, 2013.

Portfolio Managers using event driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 60 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have a redemption notice period of 65 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Valuation – Investments in Investment Funds (continued)

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 7 to 92 days.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (“Time Deposit”) at cost, which approximates fair value and records the accrued interest separately as a receivable.

Investment Transactions and Related Investment Income - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

Net Asset Valuation - Fund I’s NAV as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations of investments in Investment Funds are net of expenses, including accrued management fees and incentive fees or allocations payable to the Portfolio Managers.

Fund Expenses - Fund I bears all of its expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

U.S. GAAP sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed Fund I’s tax positions and has concluded that no provision for income tax is required in Fund I’s financial statements. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will materially change in the next twelve months. Fund I’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service. Fund I recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, Fund I did not incur any interest or penalties.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to Scope, Measurement, and Disclosure Requirements relating to the criteria used in defining an investment company under U.S. GAAP. The new standard sets forth an assessment of fundamental characteristics that need to exist as well as certain typical characteristics that are generally present, for an entity to be considered an investment company. An entity regulated under the Investment Company Act of 1940 is directly considered an investment company under the new standard and as such it does not have to conduct the assessment of characteristics. The update also includes additional disclosure requirements for an entity to disclose the fact that it is an investment company, and to provide information about changes, if any, in its status as an investment company. Finally, an entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The requirements of the standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, with early application prohibited. The Advisor is currently evaluating the standard and does not believe it will have a material impact to the Fund I’s financial statements.

4.	ALLOCATION OF PROFITS AND EXPENDITURES

As of the last day of each fiscal period, the net profit or net loss (as defined in the Company’s Amended and Restated Limited Liability Company Agreement, as amended (the “Agreement”)) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

4.	ALLOCATION OF PROFITS AND EXPENDITURES (continued)

Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by Fund I.

5.	RELATED PARTY TRANSACTIONS

The Advisor serves as a fiduciary to General Motors Hourly-Rate Employes Pension Trust (“Hourly Trust”), which owns approximately 86% of Fund I as of September 30, 2013. Hourly Trust is a trust representing defined benefit employee benefit plans of General Motors hourly employees. The Advisor also serves as a fiduciary to three other Members, two of whom are an affiliated client.

Management Fee – The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual contractual rate of 0.75% of Fund I’s net assets (the “Management Fee”). Effective December 1, 2010, the Management Fee payable by Fund I to the Advisor was contractually reduced from 1.00% to the current rate of 0.75% of net assets of Fund I per annum. This contractual reduction replaced the prior voluntary waiver of a portion of the Management Fee equal to 0.25% of net assets of Fund I per annum that was in effect as of January 1, 2010. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

Board of Managers’ Fees - Each member of the Board of Managers who is not an “interested person” of the Company, as defined in the 1940 Act (the “Independent Managers”), currently receives an annual retainer of $25,000 plus a fee of $5,000 for each board meeting attended in person and $2,500 for each board meeting attended telephonically. Currently, one Manager is an “interested person” of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.	ADMINISTRATIVE SERVICES

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. BNY Mellon receives a monthly fee based upon Fund I’s net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

7.	INVESTMENTS IN INVESTMENT FUNDS

The Investment Funds pay asset-based management fees to their Portfolio Managers generally ranging from 1.00% to 2.50% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers typically receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds’ net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the Statement of Operations.

Total purchases and redemptions of investments in Investment Funds by Fund I for the six months ended September 30, 2013 amounted to $188,140,757 and $222,929,074, respectively.

8.	TAX

The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2013. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2012.

	Tax Basis	Book Basis
Cost basis	$3,484,534,805	$3,340,726,031
Accumulated gross unrealized appreciation	942,505,336	1,021,646,112
Accumulated gross unrealized depreciation	(110,207,108)	(45,539,110)
Accumulated net unrealized appreciation on investments	832,298,228	976,107,002

9.	CREDIT, LIQUIDITY AND MARKET RISK

Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s offering and governing documents. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (continued)

9.	CREDIT, LIQUIDITY AND MARKET RISK (continued)

Some of the Investment Funds may acquire assets or securities which lack readily available market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly.

As of September 30, 2013, approximately 8% of Fund I’s investments in Investment Funds are not yet redeemable, and an additional 77% are redeemable with various restrictions, including potential gates or redemption fees. Side pocket investments represent 1% of Fund I’s total investments in Investment Funds.

Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. For the six months ended September 30, 2013, Fund I has not experienced any losses in such accounts.

10.	REPURCHASE OF COMPANY INTERESTS

No Member will have the right to require Fund I or the Company to redeem such Member’s interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement, Fund I’s offering memorandum and Board-adopted policies and procedures. Fund I previously concluded seven offers to purchase interests from Members with the most recent offer concluded in October 2012.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO FINANCIAL STATEMENTS

AS OF AND FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED) (concluded)

11.	UNDERLYING FUNDS

As of September 30, 2013, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I’s Members’ capital. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

12.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I’s risk of loss in these Investment Funds is limited to the value of Fund I’s investment in the respective Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

13.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, Fund I enters into contracts that provide general indemnifications. Fund I’s maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on the Fund I’s experience, the risk of loss from such claims is considered remote.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on Fund I through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of Fund I’s Proxy Voting Policies and Procedures and Fund I’s portfolio securities voting record for the period July 1, 2012 through June 30, 2013 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings and Forms - Search for Company Filings” and then “Company or fund name” and may also be obtained at no additional charge by calling Fund I’s Chief Compliance Officer collect at 212-418-6134.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may be obtained at no additional charge by calling Fund I’s Chief Compliance Officer collect at 212-418-6134.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*     /s/ John S. Stevens

John S. Stevens, President and Chief Executive Officer

(principal executive officer)

Date	11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John S. Stevens

John S. Stevens, President and Chief Executive Officer

(principal executive officer)

Date	11/22/13

By (Signature and Title)*     /s/ Richard T. Mangino

Richard T. Mangino, Treasurer

(principal financial officer)

Date	11/22/13

* Print the name and title of each signing officer under his or her signature.